Equity affiliates, other investments and related parties - Equity instruments reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	$ 1,665	$ 1,543	$ 1,051
Increase - Decrease	320	(45)	527
Change in fair value	(71)	167	(35)
Equity instruments as of the end of the period	1,914	1,665	1,543
Fair value through other comprehensive income
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	511	355	119
Increase - Decrease	244	12	247
Change in fair value	(161)	144	(11)
Equity instruments as of the end of the period	594	511	355
Fair value through other comprehensive income | Next Decade Corporation
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	346	214
Increase - Decrease			219
Change in fair value	(109)	132	(5)
Equity instruments as of the end of the period	237	346	214
Fair value through other comprehensive income | Automotive Cells Company
Financial structure, financial costs and financial instruments
Increase - Decrease	177
Change in fair value	(76)
Equity instruments as of the end of the period	101
Fair value through other comprehensive income | OGCI Climate Investments Holdings LLP
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	56	50	34
Increase - Decrease	4	7	14
Change in fair value	5	(1)	2
Equity instruments as of the end of the period	65	56	50
Fair value through other comprehensive income | Chicago Mercantile Exchange (CME)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	45
Change in fair value	8
Equity instruments as of the end of the period	53	45
Fair value through other comprehensive income | Other shares (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	109	91	85
Increase - Decrease		5	14
Change in fair value		13	(8)
Equity instruments as of the end of the period		109	91
Fair value through other comprehensive income | Other shares excluding CME (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	64
Increase - Decrease	63
Change in fair value	11
Equity instruments as of the end of the period	138	64
Fair value through profit or loss
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,154	1,188	932
Increase - Decrease	76	(57)	280
Change in fair value	90	23	(24)
Equity instruments as of the end of the period	1,320	1,154	1,188
Fair value through profit or loss | Western LNG LLC
Financial structure, financial costs and financial instruments
Increase - Decrease	50
Equity instruments as of the end of the period	50
Fair value through profit or loss | Hubei Cathay Smart Energy Fund
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period			54
Increase - Decrease			(54)
Fair value through profit or loss | Nordian CPO (renamed TotalEnergies Charging Services Espaa SL)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period		70
Increase - Decrease		(70)	70
Equity instruments as of the end of the period			70
Fair value through profit or loss | Other shares (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,154	1,118	878
Increase - Decrease	26	13	264
Change in fair value	90	23	(24)
Equity instruments as of the end of the period	$ 1,270	$ 1,154	$ 1,118